employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
employee future benefits
Union pension plan and public service pension plan contributions	$ 5	$ 5	$ 11	$ 11
Other defined contribution pension plans	15	15	32	33
Total	$ 20	$ 20	$ 43	$ 44